Stockholders' Equity	9 Months Ended
Sep. 30, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 5: Stockholders’ Equity

Authorized Capital

On November 3, 2020, the Company’s stockholders approved an amendment to the Company’s charter to increase the authorized shares of common stock from 100,000,000 to 300,000,000. Consequently, the Company’s charter allows the Company to issue up to 300,000,000 shares of common stock and to issue and designate its rights of, without stockholder approval, up to 5,000,000 shares of preferred stock, par value $0.0001. To raise additional capital, the Company may in the future sell additional shares of its common stock or other securities convertible into or exchangeable for common stock at prices that are lower than the prices paid by existing stockholders, and investors purchasing shares or other securities in the future could have rights superior to existing stockholders, which could result in substantial dilution to the interests of existing stockholders. The Company intends to issue up to $25 million aggregate principal amount of units, each consisting of one share of common stock and one warrant to purchase one share of common stock.

2020 Omnibus Incentive Plan

On July 1, 2020, in connection with the closing of the Business Combination, the Company’s omnibus incentive plan (the “2020 Omnibus Incentive Plan”) became effective immediately upon the closing of the Business Combination. The 2020 Omnibus Incentive Plan was previously approved by the Company’s stockholders and Board of Directors. Subject to adjustment, the maximum number of shares of common stock to be authorized for issuance under the 2020 Omnibus Incentive Plan is 1,812,728 shares. As of September 30, 2020, 522,256 shares remained available for issuance under the 2020 Omnibus Incentive Plan.

Issuance of Restricted Stock Awards

On July 2, 2020, the Company granted 715,929 shares of the Company’s restricted stock to the Company’s Chief Executive Officer under the 2020 Omnibus Incentive Plan. The shares will vest at three separate dates, 238,643 on July 2, 2020, 238,643 on July 2, 2021, and fully vest on July 2, 2022 with a final installment of 238,643.

The Company’s activity in restricted common stock was as follows for nine months ended September 30, 2020:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	715,929	$9.30
Vested	(238,643)	$9.30
Non–vested at September 30, 2020	477,286	$9.30

For the nine months ended September 30, 2020 and 2019, the Company recorded $2,772,733 and $0, in employee and director stock-based compensation expense. Of this amount, $2,218,187 is included as a component of business combination costs on the Company’s condensed consolidated statement of operations, as the initial vesting of the restricted stock award was directly related to the completion of the Company’s Business Combination. The remaining stock-based compensation expense is included as a component of property operating expenses. As of September 30, 2020, unamortized stock-based compensation costs related to restricted share arrangements was $3,881,827 and will be recognized over a weighted average period of 1.75 years.

Issuance of Restricted Stock Units

On August 31, 2020, the Company granted 138,568 restricted stock units (“RSUs”) to an employee. The RSUs will vest at three separate dates, 46,189 on August 31, 2021, 46,189 on August 31, 2022, and fully vest on August 31, 2023 with a final installment of 46,190.

On September 1, 2020, the Company granted 64,240 RSUs to an employee. The RSUs will vest at three separate dates, 21,413 on September 1, 2021, 21,413 on September 1, 2022, and fully vest on September 1, 2023 with a final installment of 21,414.

On September 14, 2020, the Company granted 148,883 RSUs to an employee. The RSUs will vest at three separate dates, 49,628 on September 14, 2021, 49,628 on September 14, 2022, and fully vest on September 14, 2023 with a final installment of 49,267.

On September 22, 2020, the Company granted 83,612 RSUs to an employee under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, 27,871 on September 22, 2020, 27,871 on July 1, 2021, and fully vest on July 1, 2022 with a final installment of 27,870.

On September 22, 2020, the Company granted 167,224 RSUs to an employee under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, 55,741 on September 22, 2020, 55,741 on July 1, 2021, and fully vest on July 1, 2022 with a final installment of 55,742.

On September 22, 2020, the Company granted 278,707 RSUs to the Company’s Chief Financial Officer under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, 92,902 on September 22, 2020, 92,902 on July 1, 2021, and fully vest on July 1, 2022 with a final installment of 92,903.

On September 22, 2020, the Company granted an aggregate of 45,000 RSUs to its independent directors under the 2020 Omnibus Incentive Plan. The RSUs vest in full on September 22, 2021.

The Company’s activity in restricted stock units was as follows for nine months ended September 30, 2020:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	926,234	$3.22
Vested	(176,514)	$2.80
Non–vested at September 30, 2020	749,720	$3.32

For the nine months ended September 30, 2020 and 2019, the Company recorded $593,760 and $0, respectively, in employee and director stock-based compensation expense, which is a component of property operating expenses in the consolidated statement of operations. As of September 30, 2020, unamortized stock-based compensation costs related to restricted stock units was $2,514,958 and will be recognized over a weighted average period of 2.25 years.

Warrants

The Company’s warrant activity was as follows for the nine months ended September 30, 2020:

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Contractual Life (years)	Intrinsic Value (USD)
Outstanding - January 1, 2020	-	$-
Issued in connection with Business Combination	17,400,000	$11.50	5.00
Outstanding – September 30, 2020	17,400,000	$11.50	4.75	$-
Exercisable – September 30, 2020	17,400,000	$11.50	4.75	$-

Shared Services Agreement

On June 30, 2020, HOF Village entered into a Shared Services Agreement with PFHOF (the “Shared Services Agreement”). Under the agreement, PFHOF and HOF Village mutually reduced certain outstanding amounts owed between the parties, with PFHOF forgiving $5.15 million owed by HOF Village and HOF Village forgiving $1.2 million owed by PFHOF, which effectively resulted in no outstanding amounts owed between the parties as of March 31, 2020. Additionally, the Company wrote-off the Tom Benson statue, which was valued as of the date of the Shared Services Agreement at $251,000 while the Company had valued it at $300,000. As this is a related party transaction, the Company recorded the resulting difference of $3,699,000 as a contribution from one of its members in the Company’s condensed consolidated balance sheet.